MERGER (Tables)	12 Months Ended
Mar. 31, 2023
Merger
SCHEDULE OF PURCHASE PRICE ALLOCATION
Purchase Price Allocation of Fortium Holdings Corp.

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

SCHEDULE OF BUSINESS ACQUISITION

The following table shows the unaudited pro-forma results for the years ended March 31, 2023 and 2022, as if the acquisitions had occurred on April 1, 2022 and 2021, respectively.

Years Ended March 31, 2022
(Unaudited)
Revenues	$5,046,559
Net loss	$(6,922,753)
Net loss per share	$-

Years Ended March 31, 2023
(Unaudited)
Revenues	$1,103,975
Net loss	$(43,089,977)
Net loss per share	$(4.85)